SCHEDULE OF FOREIGN CURRENCY TRANSLATIONS (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Average Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency translation and transaction rate	7.81		7.81
Period End Spot Rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency translation and transaction rate	7.78	7.78